James Doolin
                      President, Hangman Productions, Inc.
                            1223 Wilshire Blvd. #912
                             Santa Monica, CA 90403

                                        TELEPHONE: (310) 795-0252
                                        FACSIMILE: (702) 989-1154

October 27, 2004

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549-0305


Re: Second  amendment to the  Registration  Statement on Form 10SB12G of Hangman
    Productions, Inc., a Utah corporation (the "Company")

    Commission File No. 000-50892

Ladies and Gentlemen:

     Attached is the above-referenced amended Registration Statement, which has been prepared in response to your comment letter dated October 15, 2004. The numbered paragraphs below correspond to the paragraph numbers in your letter.

     1. Disclosure regarding the private placements have been moved to Part II, Recent Sales of Unregistered Securities.

     2. The following disclosure has been added:

     The Company's operations during the quarterly period ended June 30, 2004, resulted in no revenue. General and administrative expenses were $10,481, resulting in an operating loss of that amount, and a net loss of ($10,481).

     The Company's operations during the year ended December 31, 2003, resulted in no revenues. General and administrative expenses were $1,657, resulting in an operating loss of that amount, and a net loss of ($1,757) after accounting for franchise taxes of $100.

     The independent auditor's report issued in connection with the audited financial statements of the Company for the period ended December 31, 2003, expresses "substantial doubt about its ability to continue as a going concern," due to the Company's status as a development stage company and its lack of significant operations.

     3. Paragraph moved as suggested.

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     4. Revised as noted.

     In addition to a 1st place prize of $5,000, 2nd place $500, and 3rd place $250 prize, the top finalists will receive consideration from Benderspink Management and Production ("Benderspink"), a management and production company in Hollywood, California. By providing consideration to the top five finalists of the Screenplay ShootOut!, Benderspink agrees to consider the finalists for management and/or development consideration. The top five finalists will be announced December 1, 2004. The three winners will be announced January 15, 2005.

     5.  Revised as noted.

     Hangman's second objective is to develop relationships with entertainment production and management companies. Other than the Company's association with Benderspink with the Screenplay ShootOut!, the Company does not currently have a relationship with any entertainment production or management companies. The Company plans to build relationships by developing partnerships with production companies on the Company's screenplay contests. The Company believes that partnering with established production companies will provide the Company's screenplay contests a degree of credibility and will also allow the production companies a new source of content. The Company also believes that partnering with management and production companies will also help to establish distribution channels for the Company's collection of content. Hangman will negotiate with both the creator of the content and management and production companies to help facilitate transfer of ownership of the content. The Company will seek to earn a commission for its brokering services. Currently the Company does not have a partnership with any production or management companies other than its association with Benderspink on the Company's Screenplay ShootOut! The Company has not generated any revenue or commissions for brokering content between writers and production and management companies and does not plan on generating revenue from these activities for the next 12 to 24 months.

     Although Benderspink will provide consideration to the top five finalists of the contest, the Company has no other affiliation or association with Benderspink. The Company does not plan to receive monetary or any other consideration from Benderspink. The Company believes that future success on generating broker fees and commissions depends on its ability to establish relationships and partnerships with production and management companies.

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     6. Revised as noted.

     The movie production and entertainment industry is highly competitive. Competition ranges from start-up production companies, like Hangman, to billion dollar, multi-national conglomerations. It is the Company's plan to position itself within the industry as a supplier of content to the industry's larger participants, who will use the content to develop a variety of media programs; however, the Company is not currently providing content to any company.

     7. Revised as noted.

     THE COMPANY MAY EXPERIENCE  FLUCTUATIONS IN OPERATING RESULTS;

     The Company's operating results are likely to fluctuate in the future as a result of a variety of factors. Some of these factors may include economic conditions, the amount and timing of the receipt of new business; timing of the Company's screenplay contests; the success of the Company's screenplay contests and the revenue generated from such contests, capital expenditures and other costs relating to the expansion of operations; the ability of the Company to develop contacts and establish a network within the entertainment production and management industry; the cost of advertising and related media. Due to all of the foregoing factors, the Company's operating results in any given quarter may fall below expectations. In such an event, any future trading price of the Company's common stock would likely be materially and adversely affected.

     8. Revised as noted.

     There are relatively low barriers to entry into the Company's industry. Because firms such as the Company rely on the skill, knowledge and relationships of their personnel and their ability to market and create brand awareness, they have no patented technology that would preclude or inhibit competitors from entering their markets. The Company started with limited capital and anyone interested in entering the Company's business could also start with limited capital. In addition, any large or small management, production or film studio that seeks to obtain original screenplays could initiate a contest like the Company's or attract content through numerous of other channels. One of the most common channels for Company's like Hangman to attract content is by having an open submission policy, whereby anyone wanting to submit material can directly mail their submission directly to a managment, production or film studio for no fee.

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     9. Revised as noted.

     FUTURE  CAPITAL  RAISED  THROUGH  EQUITY   FINANCING  MAY  BE  DILUTIVE  TO
     STOCKHOLDERS

     Any additional equity financing may be dilutive to stockholders. If additional funds are raised through the issuance of equity securities, the percentage ownership of the stockholders of the Company will be reduced, stockholders may experience additional dilution in net book value per share and such equity securities may have rights, preferences or privileges senior to those of the holder of the Company's common stock. If adequate funds are not available on acceptable terms, the Company may be unable to develop or enhance its services and products, take advantage of future opportunities or respond to competitive pressures, any of which could have a material adverse effect on its business, financial condition, results of operations and prospects.

     FUTURE DEBT FINANCING MAY INVOLVE RESTRICTIVE COVENANTS THAT MAY LIMIT THE COMPANY'S OPERATING FLEXIBILITY

     Furthermore, a debt financing transaction, if available, may involve restrictive covenants, which may limit the Company's operating flexibility with respect to certain business matters. If adequate financing options are not available on acceptable terms, the Company may be unable to develop or enhance its services and products, take advantage of future opportunities or respond to competitive pressures, any of which could have a material adverse effect on its business, financial condition, results of operations and prospects.

     10. Revised as noted.

     NO ASSURANCE CAN BE GIVEN THAT ANY MARKET WILL DEVELOP OR BE MAINTAINED REGARDING THE COMPANY'S SALE OF "RESTRICTED" SHARES

     11. Revised as noted.

     As of the first quarter of the year, ending March 31, 2004, the Company's average monthly expenditures were approximately $1,900. Starting in the second quarter of 2004, we increased the Company's marketing capability by subcontracting the Company's web-based contest platform. These changes increased the Company's average monthly expenditures to approximately $3,000 per month. For the next twelve months the Company anticipates average monthly expenditures to range from $3,000 to $5,000 per month. The Company's average monthly expenditures can be broken down between executive compensation of $1,600 per month and general and administrative expenses of $1,500 to $3,500 per month. General and administrative expenses include advertising of the Company's screenplay contest, which is expected to cost $500 to $1,000 per month. These expenses include banner advertisements and print advertisements. Other general and administrative expenses include the Company's website maintenance expenses ranging between $100 to $300 per month. Professional expenses, which are related to the Company's public status including accounting and legal, are the remainder of the Company's expected general and administrative expenses. These expenses are expected to range between $750 to $2750 per month.

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     12. Revised as noted.

     As of the first quarter of the year, ending March 31, 2004, the Company's average monthly expenditures were approximately $1,900. Starting in the second quarter of 2004, we increased the Company's marketing capability by subcontracting the Company's web-based contest platform. These changes increased the Company's average monthly expenditures to approximately $3,000 per month. For the next twelve months the Company anticipates average monthly expenditures to range from $3,000 to $5,000 per month. The Company's average monthly expenditures can be broken down between executive compensation of $1,600 per month and general and administrative expenses of $1,500 to $3,500 per month. General and administrative expenses include advertising of the Company's screenplay contest, which is expected to cost $500 to $1,000 per month. These expenses include banner advertisements and print advertisements. Other general and administrative expenses include the Company's website maintenance expenses ranging between $100 to $300 per month. Professional expenses, which are related to the Company's public status including accounting and legal, are the remainder of the Company's expected general and administrative expenses. These expenses are expected to range between $750 to $2750 per month.

     The Company incurs a compensation expense of $1,600 per month for the Executive Officers. This expense is recorded as an accrued liability. This liability will be paid either when the Company's cash position warrants, or if the Company is unable to pay the accrued liability by the end of the Company's fiscal year-end 2005, the Company will issue common stock for satisfaction of the debt. Stock issued will be issued at the price-per-share of the Company's most recent offering price, which is currently $.05 per share.

     13. Revised as noted.

     The Company anticipated receiving approximately 600 submissions, generating approximately $18,000 of fees in the 1st Annual Screenplay Shootout! However, as of the date of this report the Company has received roughly 200 submissions, generating approximately $6,000 of fees from the contest. The Company believes that it will receive close to 250 total submissions by the contest's deadline, which is October 31, 2004. Although the Company planned to receive approximately 600 total submissions for its first contest, based on the current number of submissions, the Company believes that it will receive significantly fewer submissions, which will have an adverse effect on the Company's operating cash flow. A shortfall in revenue will require the Company to raise additional funds in order to continue with the Company's planned business. The Company's management will advance the Company monies not to exceed $25,000, as loans to the Company. The loan will be on terms no less favorable to the Company than would be available from a commercial lender in an arm's length transaction. If the Company needs funds in excess of $25,000, it will be up to the Company's management to raise such monies. These funds may be raised as either debt or equity, but management does not have any plans or relationships currently in place to raise such funds. The loan from the Company's management will provide the Company with enough cash resources for the next 12 months.

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     14. The statement that  indicates the "Company  expects the majority of the submissions will be received around the contest's deadline," has been omitted.

     15. The entire page 20, including the last paragraph has been revised as noted.

     The entry fee for the Company's contest is $25 for student entrants and $35 for all other entrants. The Company will award prize money of $5,000 to the first place winner, $500 for the second place winner and $250 for the third place winner. The Company's current cash position may not be sufficient to fund the award monies for the first contest; however the Company's management has agreed to advance the Company monies, which will provide the Company adequate resources for prize money and for the Company's operations for the next 12 months.

     The Company plans to host two contest per year in 2005. The first contest in 2005 will begin in the second quarter, and the third will commence in the fourth quarter of 2005. The Company plans to host these contests in association or partnership with a production or management company, but currently the Company has not established any agreements with a production or management company. There can be no assurance that the Company will be able to find a management or production company to co-host, partner or associate with the Company's future contests. The Company plans to use its
     existing         websites,          www.hangmanproductions.com          and
     www.screenwriterscontest.net, to market the Company's future contests. The Company does not anticipate allocating more than $1,000 to update these sites for future contests.

     Over the next twelve months the Company's management will advance the Company monies not to exceed $25,000, as loans to the Company. The loan will be on terms no less favorable to the Company than would be available from a commercial lender in an arm's length transaction. The loan from the Company's management will provide the Company with enough cash resources to meet its presently anticipated working capital and capital expenditure requirements for the next 12 months. Beyond the next 12 months the Company's future liquidity and capital requirements will depend upon the success of its proposed business and the ability of the Company to generate profits from these operations. If the Company's operations are not able to generate sufficient income and additional moneys are needed beyond the next twelve months, it will be up to the Company's management to raise additional monies. These funds may be raised as either debt or equity, but management does not have any plans or relationships currently in place to raise such funds. There can be no assurance that such additional funding, if needed, will be available on terms acceptable to the Company, or at all.

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     15.(cont) The risk factor, " The Company May Need Future Capital," has been revised as noted.

     Over the next twelve months the Company's management will advance the Company monies not to exceed $25,000, as loans to the Company. The loan will be on terms no less favorable to the Company than would be available from a commercial lender in an arm's length transaction. The loan from the Company's management will provide the Company with enough cash resources to meet its presently anticipated working capital and capital expenditure requirements for the next 12 months. Beyond the next 12 months the Company's future liquidity and capital requirements will depend upon the success of its proposed business and the ability of the Company to generate profits from these operations. If the Company's operations are not able to generate sufficient income and additional moneis are needed beyond the next twelve months, it will be up to the Company's management to raise additional monies. These funds may be raised as either debt or equity, but management does not have any plans or relationships currently in place to raise such funds. There can be no assurance that such additional funding, if needed, will be available on terms acceptable to the Company, or at all. The Company may be required to raise additional funds through public or private financing, strategic relationships or other arrangements. There can be no assurance that such additional funding, if needed, will be available on terms acceptable to the Company, or at all.

     16. Revised as noted.

     Other than during the year ended December 31, 2003 the Company has not loaned money to an officer and director of the Company. Furthermore, there have been no other transactions between members of management, nominees to become a director or executive officer, 10% stockholders, or promoters or persons who may be deemed to be parents of the Company with the exception of securities purchased in the Company's offerings by the Company's executive officers. The loan to the shareholder was unsecured, carried no interest and was payable on demand. The loan was fully repaid during the year.

     In connection with the response to your comment letter dated October 15, 2004, I acknowledge the following:

     - the Company is responsible for the adequacy and accuracy of the disclosure in the filings;

     - staff comments or changes to diclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

     - the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

     In addition, I am also aware that the Division of Enforcement has access to all information provided to the staff of the Division of Corporation Finance in the review of the Company's filing or in response to the comments on the Company's filing.


                                           Sincerely yours,

                                            /S/JAMES DOOLIN
                                            James Doolin
                                            President, Hangman Productions, Inc.

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